Derivatives (Credit Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 40	$ 28
Maximum Amount of Future Payments under Credit Default Swaps	$ 1,900	$ 1,913
Weighted Average Years to Maturity	4 years 1 month	4 years 2 months
Aaa/Aa/A
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 12	$ 8
Maximum Amount of Future Payments under Credit Default Swaps	$ 558	$ 478
Weighted Average Years to Maturity	2 years 9 months	3 years 7 months
Baa
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 28	$ 20
Maximum Amount of Future Payments under Credit Default Swaps	$ 1,317	$ 1,415
Weighted Average Years to Maturity	4 years 8 months	4 years 5 months
Ba
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 0	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 25	$ 20
Weighted Average Years to Maturity	4 years 6 months	2 years 8 months